Financial Instruments and Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management [Abstract]
Other variables percentage	10.00%
Value of assets	$ 82,288	$ 280,066	$ 3,055,157